UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
1/31/18 (Unaudited)

COMMON STOCKS (96.7%)(a)
			Shares	Value

Aerospace and defense (2.2%)

Boeing Co. (The)			23,468	$8,316,355

General Dynamics Corp.			9,240	2,055,715

Spirit AeroSystems Holdings, Inc. Class A			37,343	3,822,429

				14,194,499
Air freight and logistics (0.5%)

FedEx Corp.			12,487	3,277,588

				3,277,588
Airlines (1.2%)

Air Canada (Canada)(NON)			81,236	1,579,149

Delta Air Lines, Inc.			56,629	3,214,828

Southwest Airlines Co.			50,968	3,098,854

				7,892,831
Auto components (1.3%)

Lear Corp.			18,156	3,506,650

Magna International, Inc. (Canada)			31,709	1,812,169

Pirelli & C SpA (Italy)(NON)			312,566	3,011,394

				8,330,213
Automobiles (0.6%)

General Motors Co.			84,702	3,592,212

				3,592,212
Banks (7.7%)

Bank of America Corp.			501,060	16,033,920

Byline Bancorp, Inc.(NON)			32,873	735,369

Citigroup, Inc.			179,964	14,123,575

JPMorgan Chase & Co.			133,422	15,432,923

SunTrust Banks, Inc.			38,420	2,716,294

				49,042,081
Beverages (0.8%)

Coca-Cola Co. (The)			32,983	1,569,661

PepsiCo, Inc.			29,678	3,570,263

				5,139,924
Biotechnology (3.7%)

AbbVie, Inc.			41,018	4,603,040

Amgen, Inc.			42,741	7,951,963

Biogen, Inc.(NON)			12,359	4,298,584

Gilead Sciences, Inc.			71,595	5,999,661

Ligand Pharmaceuticals, Inc.(NON)			4,023	634,105

				23,487,353
Building products (0.6%)

Owens Corning			39,362	3,659,485

				3,659,485
Capital markets (5.6%)

Ameriprise Financial, Inc.			29,778	5,023,549

Bank of New York Mellon Corp. (The)			54,864	3,110,789

Goldman Sachs Group, Inc. (The)			31,513	8,442,018

Invesco, Ltd.			110,653	3,997,893

KKR & Co. LP			115,505	2,781,360

Morgan Stanley			139,695	7,899,752

State Street Corp.			39,306	4,330,342

				35,585,703
Chemicals (2.0%)

CF Industries Holdings, Inc.			114,930	4,877,629

DowDuPont, Inc.			48,817	3,689,589

Eastman Chemical Co.			11,969	1,187,085

LyondellBasell Industries NV Class A			11,029	1,321,715

Tronox, Ltd. Class A			71,356	1,400,718

				12,476,736
Commercial services and supplies (0.6%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

Waste Management, Inc.			42,490	3,757,391

				3,757,393
Communications equipment (1.2%)

Cisco Systems, Inc.			192,021	7,976,552

				7,976,552
Consumer finance (0.8%)

Capital One Financial Corp.			47,259	4,913,046

				4,913,046
Containers and packaging (0.3%)

Graphic Packaging Holding Co.			124,785	2,015,278

				2,015,278
Diversified financial services (1.6%)

Alignvest Acquisition II Corp. Class A (Canada)(NON)			163,577	1,297,977

Easterly Acquisition Corp.(NON)			192,680	1,955,702

Federal Street Acquisition Corp. (Units)(NON)			128,900	1,314,780

FGL Holdings (Bermuda)			64,051	573,897

Gores Holdings II, Inc. (Units)(NON)			59,457	623,109

Haymaker Acquisition Corp. (Units)(NON)			77,010	767,020

J2 Acquisition, Ltd. (British Virgin Islands)(NON)			155,219	1,482,341

TPG Pace Holdings Corp. (Units)(NON)			220,755	2,269,361

				10,284,187
Diversified telecommunication services (0.9%)

AT&T, Inc.			148,020	5,543,349

				5,543,349
Electric utilities (1.6%)

Entergy Corp.			44,968	3,538,532

Exelon Corp.			103,852	3,999,341

FirstEnergy Corp.			72,916	2,398,936

				9,936,809
Electrical equipment (0.4%)

Emerson Electric Co.			35,022	2,529,639

				2,529,639
Electronic equipment, instruments, and components (0.4%)

Jabil, Inc.			92,779	2,359,370

				2,359,370
Energy equipment and services (0.5%)

Ranger Energy Services, Inc.(NON)			125,000	1,350,000

Select Energy Services, Inc. 144A Class A-1(NON)			98,303	1,761,590

				3,111,590
Equity real estate investment trusts (REITs) (1.0%)

American Tower Corp.			20,525	3,031,543

Armada Hoffler Properties, Inc.			127,348	1,832,538

Easterly Government Properties, Inc.(S)			84,688	1,764,051

				6,628,132
Food and staples retail (4.3%)

Costco Wholesale Corp.			12,157	2,369,035

CVS Health Corp.			61,487	4,838,412

Kroger Co. (The)			112,357	3,411,159

US Foods Holding Corp.(NON)			74,454	2,392,207

Walmart, Inc.			109,108	11,630,913

Walgreens Boots Alliance, Inc.			41,904	3,153,695

				27,795,421
Food products (1.8%)

Archer-Daniels-Midland Co.			53,504	2,297,997

General Mills, Inc.			53,459	3,126,817

McCormick & Co., Inc. (non-voting shares)			26,458	2,877,837

Nomad Foods, Ltd. (United Kingdom)(NON)			170,654	2,907,944

				11,210,595
Health-care equipment and supplies (0.9%)

Baxter International, Inc.			76,331	5,498,122

				5,498,122
Health-care providers and services (3.5%)

Anthem, Inc.			22,798	5,650,484

Cigna Corp.			15,797	3,291,305

HCA Healthcare, Inc.(NON)			38,001	3,844,181

Humana, Inc.			18,697	5,269,376

McKesson Corp.			25,314	4,275,028

				22,330,374
Hotels, restaurants, and leisure (3.9%)

Bloomin' Brands, Inc.			135,513	2,985,351

Hyatt Hotels Corp. Class A(NON)			46,381	3,770,775

Las Vegas Sands Corp.			54,670	4,238,018

Penn National Gaming, Inc.(NON)			133,673	4,265,505

Playa Hotels & Resorts NV(NON)			249,764	2,587,555

Red Robin Gourmet Burgers, Inc.(NON)(S)			42,713	2,248,839

Wyndham Worldwide Corp.			29,919	3,713,845

Wynn Resorts, Ltd.			6,747	1,117,236

				24,927,124
Household durables (0.7%)

HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			2	2

PulteGroup, Inc.			148,209	4,717,492

				4,717,494
Household products (0.3%)

Kimberly-Clark Corp.			15,872	1,857,024

				1,857,024
Independent power and renewable electricity producers (0.4%)

NRG Energy, Inc.			101,110	2,629,871

				2,629,871
Insurance (1.5%)

American International Group, Inc.			45,099	2,882,728

Assured Guaranty, Ltd.			93,677	3,333,964

Lincoln National Corp.			41,367	3,425,188

				9,641,880
Internet and direct marketing retail (1.1%)

Amazon.com, Inc.(NON)			4,872	7,068,736

Global Fashion Group SA (acquired 8/2/13, cost $43,883) (Private) (Luxembourg)(NON)(F)(RES)			1,036	10,342

				7,079,078
Internet software and services (4.6%)

Alphabet, Inc. Class A(NON)			8,515	10,066,603

Alphabet, Inc. Class C(NON)			4,284	5,012,023

Bandwidth, Inc. Class A(NON)			93,255	2,176,572

Cision, Ltd.(NON)(S)			137,051	1,629,536

Delivery Hero Holding GmbH (Germany)(NON)			39,712	1,703,961

eBay, Inc.(NON)			66,992	2,718,535

Facebook, Inc. Class A(NON)			31,523	5,891,333

				29,198,563
IT Services (3.0%)

Convergys Corp.			123,696	2,878,406

DXC Technology Co.			36,155	3,599,230

IBM Corp.			17,460	2,858,202

Total System Services, Inc.			31,988	2,842,454

Visa, Inc. Class A			55,273	6,866,565

				19,044,857
Machinery (2.1%)

Allison Transmission Holdings, Inc.			58,496	2,587,863

Caterpillar, Inc.			33,869	5,513,196

Deere & Co.			20,955	3,487,331

Komatsu, Ltd. (Japan)			53,741	2,084,759

				13,673,149
Media (2.2%)

Comcast Corp. Class A			140,045	5,956,114

Discovery Communications, Inc. Class A(NON)(S)			2,000	50,140

Live Nation Entertainment, Inc.(NON)			95,497	4,303,095

Walt Disney Co. (The)			34,105	3,706,190

				14,015,539
Metals and mining (1.5%)

Alcoa Corp.(NON)			81,098	4,218,718

Freeport-McMoRan, Inc. (Indonesia)(NON)			263,251	5,133,397

				9,352,115
Multiline retail (0.6%)

Target Corp.			52,102	3,919,112

				3,919,112
Oil, gas, and consumable fuels (5.6%)

ConocoPhillips			75,015	4,411,632

Encana Corp. (Canada)			181,367	2,245,323

Enterprise Products Partners LP			133,342	3,682,906

Marathon Oil Corp.			241,219	4,387,774

Royal Dutch Shell PLC ADR Class A (United Kingdom)(S)			109,196	7,669,927

SandRidge Permian Trust (units)			$48,656	$116,774

Suncor Energy, Inc. (Canada)			96,960	3,514,800

Total SA ADR (France)			64,721	3,757,701

Valero Energy Corp.			43,420	4,167,017

Vista Oil & Gas SAB de CV (Mexico)(NON)			200,000	2,020,229

				35,974,083
Pharmaceuticals (3.3%)

Bristol-Myers Squibb Co.			45,285	2,834,841

Jazz Pharmaceuticals PLC(NON)			22,204	3,236,011

Johnson & Johnson			52,154	7,207,161

Perrigo Co. PLC			32,863	2,978,045

Pfizer, Inc.			138,587	5,133,262

				21,389,320
Professional services (0.6%)

ManpowerGroup, Inc.			30,942	4,065,469

				4,065,469
Real estate management and development (0.8%)

CBRE Group, Inc. Class A(NON)			75,666	3,457,180

Kennedy-Wilson Holdings, Inc.			91,369	1,621,800

				5,078,980
Road and rail (0.5%)

Norfolk Southern Corp.			21,877	3,300,802

				3,300,802
Semiconductors and semiconductor equipment (3.0%)

Applied Materials, Inc.			88,559	4,749,419

Lam Research Corp.			26,410	5,058,043

Teradyne, Inc.			92,027	4,218,518

Texas Instruments, Inc.			46,101	5,055,897

				19,081,877
Software (5.2%)

Adobe Systems, Inc.(NON)			17,275	3,450,854

Dell Technologies, Inc. Class V(NON)			31,623	2,267,369

Microsoft Corp.			246,356	23,406,284

Oracle Corp.			78,451	4,047,287

				33,171,794
Specialty retail (3.7%)

Best Buy Co., Inc.			48,475	3,541,584

Children's Place, Inc. (The)			24,917	3,732,567

Gap, Inc. (The)			87,890	2,921,464

Home Depot, Inc. (The)			28,538	5,733,284

Lowe's Cos., Inc.			33,521	3,510,654

Michaels Cos., Inc. (The)(NON)(S)			162,778	4,373,845

				23,813,398
Technology hardware, storage, and peripherals (3.7%)

Apple, Inc.			85,673	14,344,230

HP, Inc.			164,136	3,827,652

NCR Corp.(NON)			66,331	2,488,076

Xerox Corp.			92,129	3,144,363

				23,804,321
Textiles, apparel, and luxury goods (0.8%)

Hanesbrands, Inc.(S)			145,162	3,152,919

VF Corp.			27,473	2,229,159

				5,382,078
Thrifts and mortgage finance (0.5%)

Radian Group, Inc.			153,503	3,387,811

				3,387,811
Trading companies and distributors (0.7%)

United Rentals, Inc.(NON)			24,989	4,525,758

				4,525,758
Wireless telecommunication services (0.4%)

Telephone & Data Systems, Inc.			100,632	2,760,336

				2,760,336

Total common stocks (cost $455,691,416)				$618,360,315

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.(S)			19,872	$1,246,372

Total convertible preferred stocks (cost $993,600)				$1,246,372

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Alignvest Acquisition II Corp. Class A (Canada)	7/4/22	CAD 11.5	81,788	$45,216

Cision, Ltd.	6/29/22	$11.50	26,005	67,093

Easterly Acquisition Corp.	7/29/20	11.50	96,340	59,731

J2 Acquisition, Ltd. (British Virgin Islands)	10/10/20	11.50	155,219	76,057

Vista Oil & Gas SAB de CV (Mexico)	8/8/22	11.50	200,000	56,953

Total warrants (cost $119,622)				$305,050

SHORT-TERM INVESTMENTS (5.2%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.57%(AFF)			17,463,841	$17,463,841

Putnam Short Term Investment Fund 1.45%(AFF)			15,603,181	15,603,181

Total short-term investments (cost $33,067,022)				$33,067,022

TOTAL INVESTMENTS

Total investments (cost $489,871,660)				$652,978,759

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $639,444,519.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,346, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 4/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,182,425	$135,877,572	$131,596,156	$152,412	$17,463,841
	Putnam Short Term Investment Fund**	27,556,835	130,282,764	142,236,418	115,413	15,603,181

	Total Short-term investments	$40,739,260	$266,160,336	$273,832,574	$267,825	$33,067,022
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $17,463,841, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $17,045,158.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$95,765,904	$—	$10,344
Consumer staples	46,002,964	—	—
Energy	35,303,854	3,781,819	—
Financials	112,280,811	573,897	—
Health care	72,705,169	—	—
Industrials	60,876,611	—	2
Information technology	134,637,334	—	—
Materials	23,844,129	—	—
Real estate	11,707,112	—	—
Telecommunication services	8,303,685	—	—
Utilities	12,566,680	—	—
Total common stocks	613,994,253	4,355,716	10,346
Convertible preferred stocks	—	1,246,372	—
Warrants	248,097	56,953	—
Short-term investments	15,603,181	17,463,841	—

Totals by level	$629,845,531	$23,122,882	$10,346

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$305,050	$—

Total	$305,050	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		420,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018